Subsequent Events (Details Narrative) - USD ($)	3 Months Ended
	Apr. 12, 2019	Mar. 19, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Common Stock Issued	191,774,799
Shares issued for Conversions	35,000,000
Shares issued for director and employee compensation	508,062
Shares issued for Cash	156,266,737
Converted outstanding principal	$ 155,981
Options forfeited			851,286	43,715,482
Pre-split authorized shares		4,000,000,000			4,000,000,000	4,000,000,000
Post-split authorized shares		200,000,000